Disclosures About Major Customers and Credit Risk - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer one [member]
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	9.00%	9.00%	12.00%
Customer two [member]
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	6.00%	5.00%	7.00%
Customer three [member]
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	4.00%	4.00%	6.00%